Selected Statement of Operations Data - Geographical Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of products:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered:
Services rendered	154,234	141,345	119,823
Revenue	400,731	565,313	529,355
China [Member]
Sales of products:
Sales of products	77,840	193,415	101,719
Services rendered:
Services rendered	48,986	39,014	28,978
Korea [Member]
Sales of products:
Sales of products	40,640	69,252	141,674
Services rendered:
Services rendered	22,314	23,602	20,171
Taiwan [Member]
Sales of products:
Sales of products	48,694	50,829	83,045
Services rendered:
Services rendered	26,064	24,212	21,263
Japan [Member]
Sales of products:
Sales of products	24,723	42,995	40,846
Services rendered:
Services rendered	20,886	20,811	19,494
North America [Member]
Sales of products:
Sales of products	23,232	33,013	22,610
Services rendered:
Services rendered	19,944	18,427	17,275
Europe [Member]
Sales of products:
Sales of products	9,005	13,924	16,086
Services rendered:
Services rendered	10,866	11,301	9,899
Other [Member]
Sales of products:
Sales of products	22,363	20,540	3,552
Services rendered:
Services rendered	$ 5,174	$ 3,978	$ 2,743